Provisions, income tax liabilities and other liabilities - Reconciliation of Net Amount Recognized in Respect of Pension and Other Post-employment Benefit Plans (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Disclosure of net defined benefit liability (asset) [line items]
Actuarial losses/(gains) due to changes in financial assumptions	€ 654	€ 686	[1]	€ (267)	[1]
Pre-funded pension obligations	269	408		177
Obligations provided for	5,822	6,430		6,998		€ 7,125
UK
Disclosure of net defined benefit liability (asset) [line items]
Actuarial losses/(gains) due to changes in demographic assumptions	(54)	(125)		14
Actuarial losses/(gains) due to changes in financial assumptions	(1,143)	(77)		442
Remeasurement of net defined-benefit (asset)/liability (actuarial gains and losses)	(131)	237		(115)
Pensions and other post-employment benefits
Disclosure of net defined benefit liability (asset) [line items]
Beginning of period	2,539	3,099
Current service cost	193	227		221
Interest (income)/cost	43	42		55
Plan amendments, curtailments or settlements not specified in the terms of the plan	(68)	5		(199)
Administration costs and taxes paid during the period	(6)	(7)		(14)
Contributions from plan members	6	6		7
Net obligation	1,752	2,524		3,098
Pre-funded pension obligations	269	408		177
Expense recognized directly in profit or loss	168	276		84
End of period	1,770	2,539		3,099
Remeasurement of net defined-benefit (asset)/liability (actuarial gains and losses)	(650)	(685)		266
Expense/(gain) for the period	(482)	(409)		350
Pensions and other post-employment benefits | UK
Disclosure of net defined benefit liability (asset) [line items]
Beginning of period	(215)	25
Current service cost	0	0		0
Contributions from plan members	0	0		0
Pre-funded pension obligations	99	220
Expense recognized directly in profit or loss	(13)	6		5
End of period	(95)	(215)		25
Remeasurement of net defined-benefit (asset)/liability (actuarial gains and losses)	130	(236)		115
Pensions and other post-employment benefits | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Beginning of period	12,175	12,456		13,094
Current service cost	193	227		221
Interest (income)/cost	206	148		192
Actuarial losses/(gains) due to changes in demographic assumptions	(219)	(162)		52
Actuarial losses/(gains) due to changes in financial assumptions	(3,006)	(210)		936
Actuarial losses/(gains) due to experience adjustments	177	(120)		(26)
Plan amendments, curtailments or settlements not specified in the terms of the plan	(229)	(4)		(938)
Plan settlements specified in the terms of the plan	(84)	(66)		(75)
Benefits paid	(463)	(503)		(545)
Changes in scope of consolidation and transfers	(114)	(8)		(12)
Currency translation differences	15	417		(443)
End of period	8,651	12,175		12,456
Pensions and other post-employment benefits | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Beginning of period	(9,651)	(9,358)		(9,651)
Interest (income)/cost	(163)	(106)		(138)
Plan amendments, curtailments or settlements not specified in the terms of the plan	161	9		739
Plan settlements specified in the terms of the plan	84	66		75
Changes in scope of consolidation and transfers	32	6		0
Currency translation differences	52	(344)		326
Difference between actual return and interest income on plan assets	(2,398)	207		696
Administration costs and taxes paid during the period	(6)	(7)		(14)
Contributions from plan members	6	6		6
Employer’s contributions	238	176		490
Benefits paid	(426)	(458)		(469)
End of period	(6,899)	(9,651)		(9,358)
Pensions and other post-employment benefits | Effect of asset ceiling
Disclosure of net defined benefit liability (asset) [line items]
Beginning of period	15	1
End of period	18	15		1
Provisions for pensions and other post-employment benefits
Disclosure of net defined benefit liability (asset) [line items]
Obligations provided for	2,039	2,947		3,276		€ 3,599
Provisions for pensions and other post-employment benefits | Pensions and other post-employment benefits
Disclosure of net defined benefit liability (asset) [line items]
Obligations provided for	€ 2,039	€ 2,947		€ 3,276

[1]	Includes the impacts of the IFRIC final agenda decisions of March 2021 on the costs of configuring or customising application software used in a Software as a Service (SaaS) arrangement and of April 2021 on the attribution of benefits to periods of service, as described in Note A.2.1. to the consolidated financial statements for the year ended December 31, 2021.